SHARE-BASED COMPENSATION - Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Option
Weighted average assumptions used in the BSM pricing model for grants made
Dividend yield (as a percent)	0.00%	0.00%
Expected annual volatility (as a percent)	42.10%
Risk-free interest rate (as a percent)	1.28%
Expected life of the awards (years)	7 years 2 months 26 days
Option | Minimum
Weighted average assumptions used in the BSM pricing model for grants made
Expected annual volatility (as a percent)		39.40%
Risk-free interest rate (as a percent)		1.64%
Expected life of the awards (years)		5 years 10 months 28 days
Option | Maximum
Weighted average assumptions used in the BSM pricing model for grants made
Expected annual volatility (as a percent)		41.10%
Risk-free interest rate (as a percent)		1.88%
Expected life of the awards (years)		6 years 18 days
Synthetic Options And PSU's
Weighted average assumptions used in the BSM pricing model for grants made
Dividend yield (as a percent)	0.00%
Synthetic Options And PSU's | Minimum
Weighted average assumptions used in the BSM pricing model for grants made
Business unit's expected annual volatility (as a percent)	30.20%
Expected annual volatility (as a percent)	39.00%
Risk-free interest rate (as a percent)	0.29%
Synthetic Options And PSU's | Maximum
Weighted average assumptions used in the BSM pricing model for grants made
Business unit's expected annual volatility (as a percent)	78.50%
Expected annual volatility (as a percent)	42.00%
Risk-free interest rate (as a percent)	1.00%